CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash And Cash Equivalents	$ 15,609	$ 64,496
Accounts Receivable	15,773	374
Deposits, Prepayments And Other Receivables	19,708	19,953
Total Current Assets	51,090	84,823
Non-current Asset:
Right-of-use Asset	25,060	0
Total Assets	76,150	84,823
Current Liabilities:
Accounts Payable	15,696	0
Accrued Liabilities And Other Payables	56,555	12,290
Amount Due To Director	286,327	199,949
Lease Liabilities	25,671	0
Convertible Promissory Notes	0	33,444
Total Current Liabilities	384,249	245,683
Non-current Liability
Total Liabilities	384,249	245,683
Commitments And Contingencies	0	0
Shareholders' Deficit
Preferred Stock, Class A, $0.001 Par Value; 175,000,000 Shares Authorized; 1 And 0 Share Issued And Outstanding As At December 31, 2021 And 2020	0	0
Common Stock, $0.001 Par Value; 500,000,000 Shares Authorized; 176,168,548 And 340,268,500 Shares Issued And Outstanding As At December 31, 2021 And 2020, Respectively	176,169	340,269
Additional Paid In Capital	4,358,612	4,054,600
Accumulated Other Comprehensive Losses	(272)	(884)
Accumulated Losses	(4,842,608)	(4,554,845)
Shareholders' Deficit	(308,099)	(160,860)
Total Liabilities And Shareholders' Deficit	$ 76,150	$ 84,823